Related Party Transactions (Details) - USD ($)	1 Months Ended					12 Months Ended
	Mar. 28, 2022	Dec. 23, 2021	Sep. 21, 2021	Jun. 30, 2020	May 31, 2019	Dec. 31, 2021	Mar. 20, 2022	Mar. 18, 2022	Sep. 30, 2021	Jun. 21, 2021	Jun. 26, 2020	Aug. 21, 2019
Brilliant Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Business acquisition description of trust account						In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $460,000 ($0.10 per Unit), up to an aggregate of $1,380,000 or $0.30 per Unit, on or prior to the date of the applicable deadline, for each three months extension.
Borrowed			$ 460,000
Trust account management expense		$ 500	1,000
Brilliant Acquisition Corp [Member] | Holder [Member]
Related Party Transactions (Details) [Line Items]
Ownership percentage						25.00%
Brilliant Acquisition Corp [Member] | Promissory Note II [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount										$ 460,000
Brilliant Acquisition Corp [Member] | Promissory Note IV [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount		460,000
Outstanding promissory note						$ 460,000
Borrowed		460,500
Brilliant Acquisition Corp [Member] | IPO [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount												$ 300,000
Outstanding promissory note											$ 243,833
Brilliant Acquisition Corp [Member] | IPO [Member] | Promissory Note II [Member]
Related Party Transactions (Details) [Line Items]
Outstanding promissory note			461,000
Brilliant Acquisition Corp [Member] | IPO [Member] | Promissory Note III [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount			$ 461,000
Brilliant Acquisition Corp [Member] | IPO [Member] | Promissory Note IV [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount		$ 460,000
Brilliant Acquisition Corp [Member] | Promissory Note II [Member]
Related Party Transactions (Details) [Line Items]
Outstanding promissory note						$ 460,000
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Deposit returned	$ 101,406
Aggregate shares (in Shares)	633,792
Subsequent Event [Member] | Brilliant Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares)	633,792
Subsequent Event [Member] | Brilliant Acquisition Corp [Member] | Promissory Note V [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount							$ 634,594
Outstanding promissory note	$ 634,594							$ 736,000
Deposit returned	$ 101,406
Aggregate shares (in Shares)	633,792
Founder Shares [Member] | Brilliant Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)					1,150,000
Aggregate purchase price in cash					$ 25,000
Shares subject to forfeiture (in Shares)						150,000
Business combination description						The initial shareholders have agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until, with respect to 50% of the Founder Shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining 50% of the Founder Shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Founder Shares [Member] | Brilliant Acquisition Corp [Member] | Holder [Member]
Related Party Transactions (Details) [Line Items]
Ownership percentage						20.00%
Founder Shares [Member] | Brilliant Acquisition Corp [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)				150,000
GSA [Member] | TCM [Member]
Related Party Transactions (Details) [Line Items]
Minimum monthly amount received						$ 1,600,000			$ 1,600,000
GSA [Member] | FX Direct Dealer [Member]
Related Party Transactions (Details) [Line Items]
Minimum monthly amount payable						$ 1,575,000			$ 1,575,000